UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2010
(unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)
Municipal Bonds (97.8%):
General Obligation Bonds (60.4%):

	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/AA	$5,808,050
5,000,000	5.000%, 09/01/20	Aa1/AA	5,790,650
3,500,000	5.250%, 09/01/26	Aa1/AA	3,955,490
3,820,000	5.250%, 09/01/27	Aa1/AA	4,272,823
7,390,000	5.250%, 09/01/28 Series D	Aa1/AA	8,169,349
8,585,000	5.250%, 09/01/30	Aa1/AA	9,434,829
9,105,000	5.250%, 09/01/31	Aa1/AA	9,940,475

	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa1/AA	8,497,713

	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa1/AA	9,524,335

	City and County of Honolulu, Hawaii, NPFG FGIC Insured
8,270,000	5.000%, 07/01/21	Aa1/AA	9,103,120
1,000,000	5.000%, 07/01/22	Aa1/AA	1,087,630

	City and County of Honolulu, Hawaii Refunding, Series A
8,105,000	5.000%, 07/01/27	Aa1/AA	8,741,324

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 09/01/11 @100
5,000,000	5.250%, 09/01/22	Aa1/AAA	5,276,200

	City and County of Honolulu, Hawaii, Series A, FGIC-TCRS Insured
1,580,000	6.000%, 01/01/12	Aa2/AA	1,704,314
3,025,000	5.750%, 04/01/13	Aa1/AA	3,412,684

	City and County of Honolulu, Hawaii, Series A, AGM Insured
3,000,000	5.000%, 07/01/29	Aa1/AAA	3,181,260

	City and County of Honolulu, Hawaii , Series A, AGM Insured, Prerefunded to 09/01/11 @100, Collateral: U.S. Treasury Obligations & Resolution Funding Corporation
3,500,000	5.375%, 09/01/18	Aa1/AAA	3,698,380
2,000,000	5.125%, 09/01/20	Aa1/AAA	2,107,620

	City and County of Honolulu, Hawaii, Series A, NPFG Insured
5,000,000	5.000%, 07/01/21	Aa1/AA	5,503,700
5,000,000	5.000%, 07/01/22	Aa1/AA	5,438,150
12,000,000	5.000%, 07/01/28	Aa1/AA	12,654,000

	City and County of Honolulu, Hawaii, Series A, NPFG FGIC Insured, Unrefunded Portion
5,000	5.750%, 04/01/11	Aa1/AA	5,188

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/AA	2,336,240
5,000,000	5.000%, 04/01/19	Aa1/AA	5,800,800
3,930,000	5.000%, 04/01/20	Aa1/AA	4,516,906

	City and County of Honolulu, Hawaii, Series A, NPFG Insured, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
1,885,000	5.250%, 03/01/15	NR/AAA	2,109,485
3,005,000	5.250%, 03/01/17	NR/AAA	3,362,865
1,255,000	5.250%, 03/01/18	NR/AAA	1,404,458

	City and County of Honolulu, Hawaii, Series A 1993, FGIC - TCRS Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
5,825,000	6.000%, 01/01/11	#Aaa/AA	5,985,013
920,000	6.000%, 01/01/12	#Aaa/AAA	995,541

	City and County of Honolulu, Hawaii
	Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
3,995,000	5.750%, 04/01/11	#Aaa/NR	4,153,721
775,000	5.750%, 04/01/13	Aaa/AAA	879,517

	City and County of Honolulu, Hawaii, Series A,
	Refunded - 1995
	Escrowed to Maturity, NPFG Insured, Collateral: U.S. Government Securities
1,090,000	6.000%, 11/01/10	NR/AA	1,109,707
410,000	6.000%, 11/01/10	NR/AA	417,413

	City and County of Honolulu, Hawaii, Series A 2003, NPFG Insured, Unrefunded Portion
1,115,000	5.250%, 03/01/15	Aa1/AA	1,236,557
1,775,000	5.250%, 03/01/17	Aa1/AA	1,959,174
745,000	5.250%, 03/01/18	Aa1/AA	820,655

	City and County of Honolulu, Hawaii, Series B,
	FGIC-TCRS Insured, Unrefunded Portion
7,310,000	5.500%, 10/01/11	Aa1/AA	7,744,799

	City and County of Honolulu, Hawaii, Series B,
	AGM Insured, Custodial Receipts, Unrefunded Portion
3,955,000	8.000%, 10/01/10	Aa1/AAA	4,026,902

	City and County of Honolulu, Hawaii, Series C, NPFG Insured
6,740,000	5.000%, 07/01/18	Aa1/AA	7,579,130

	City and County of Honolulu, Hawaii, Series D, AGM Insured
2,595,000	5.000%, 07/01/22	Aa1/AAA	2,822,400

	City and County of Honolulu, Hawaii, Series D, NPFG Insured
3,750,000	5.000%, 07/01/19	Aa1/AA	4,190,625
6,080,000	5.000%, 07/01/21	Aa1/AA	6,692,499

	City and County of Honolulu, Hawaii, Series F, NPFG FGIC Insured
1,000,000	5.250%, 07/01/19	Aa1/AA	1,136,700
5,335,000	5.250%, 07/01/20	Aa1/AA	6,042,794

	City and County of Honolulu, Hawaii Refunding, Series F, NPFG FGIC Insured
1,500,000	5.000%, 07/01/28	Aa1/AA	1,581,750

	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed
	to Maturity, FGIC Insured, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12	Aa2/A	1,268,258
1,050,000	6.000%, 12/01/15	Aa2/A	1,280,895

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,162,406
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,556,763
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,291,883
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,711,730
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,144,869

	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	Aa2/AA-	2,163,644

	County of Hawaii, FGIC Insured, Prerefunded to 07/15/11 @100
1,065,000	5.500%, 07/15/14	Aa2/A+	1,120,050
1,340,000	5.500%, 07/15/15	Aa2/A+	1,409,265

	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,162,276

	County of Hawaii, Series A, CIFG Insured
1,850,000	5.000%, 07/15/20	Aa2/AA-	2,017,388

	County of Hawaii,
	Series A, NPFG FGIC Insured
4,905,000	5.600%, 05/01/11	Aa2/AA-	5,093,156
1,000,000	5.600%, 05/01/12	Aa2/AA-	1,081,010
1,000,000	5.600%, 05/01/13	Aa2/AA-	1,115,400

	County of Hawaii Series A, FGIC Insured, Prerefunded to 07/15/11 @ 100 Collateral: State and Local Government Securities
1,465,000	5.500%, 07/15/16	Aa2/A+	1,540,726
1,025,000	5.125%, 07/15/20	Aa2/A+	1,074,057

	County of Hawaii,
	Series A, AGM Insured
1,000,000	5.000%, 07/15/16	Aa2/AAA	1,075,420
2,000,000	5.000%, 07/15/17	Aa2/AAA	2,137,560
1,000,000	5.000%, 07/15/18	Aa2/AAA	1,066,970

	County of Kauai, Hawaii, NPFG Insured, Prerefunded to 08/01/11 @100, Collateral: State & Local Government Series 100%
140,000	5.625%, 08/01/13	NR/AA	147,892
560,000	5.625%, 08/01/14	NR/AA	591,567
355,000	5.625%, 08/01/17	NR/AA	375,011
345,000	5.625%, 08/01/18	NR/AA	364,448
805,000	5.500%, 08/01/20	NR/AA	849,299

	County of Kauai, Hawaii, NPFG Insured, Unrefunded Portion
985,000	5.625%, 08/01/13	Baa1/AA	1,031,059
1,060,000	5.625%, 08/01/14	Baa1/AA	1,107,128
680,000	5.625%, 08/01/17	Baa1/AA	708,009
655,000	5.625%, 08/01/18	Baa1/AA	682,268
1,555,000	5.500%, 08/01/20	Baa1/AA	1,615,987

	County of Kauai, Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.000%, 08/01/23	Aa2/AA	1,071,500
1,555,000	5.000%, 08/01/24	Aa2/AA	1,657,988
1,500,000	5.000%, 08/01/25	Aa2/AA	1,592,190

	County of Kauai, Hawaii,
	Series A, FGIC Insured, Prerefunded to
	08/01/10 @100, Collateral: State & Local Government Series 100%
1,010,000	6.250%, 08/01/14	Aa2/AA	1,014,131
1,000,000	6.250%, 08/01/15	Aa2/AA	1,004,090
1,000,000	6.250%, 08/01/16	Aa2/AA	1,004,090
1,275,000	6.250%, 08/01/17	Aa2/AA	1,280,215
1,480,000	6.250%, 08/01/20	Aa2/AA	1,486,053

	County of Kauai, Hawaii, 2005-Series A, NPFG FGIC Insured
1,560,000	5.000%, 08/01/16	Aa2/AA	1,760,429
2,010,000	5.000%, 08/01/17	Aa2/AA	2,235,683
2,060,000	5.000%, 08/01/18	Aa2/AA	2,279,946
1,075,000	5.000%, 08/01/19	Aa2/AA	1,177,512

	County of Kauai, Hawaii
	Refunding Bonds, Series B & C,
	AMBAC Insured
1,300,000	5.950%, 08/01/10	NR/NR**	1,304,760

	County of Maui, Hawaii, NPFG FGIC Insured
1,125,000	5.250%, 03/01/18	Aa1/AA	1,146,938

	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa1/AA	1,339,113
1,105,000	5.000%, 03/01/19	Aa1/AA	1,213,865

	County of Maui, Hawaii, 2001 - Series A, NPFG Insured, Partially Prerefunded to 03/01/11 @100, Collateral: U.S. Government Securities
465,000	5.500%, 03/01/18	NR/NR**	480,629

	County of Maui, Hawaii, Series A, NPFG Insured
1,165,000	4.375%, 07/01/19	Aa1/AA	1,260,798

	County of Maui, Hawaii, Series A, NPFG Insured, Unrefunded Balance
535,000	5.500%, 03/01/18	Aa1/AA	546,294

	County of Maui, Hawaii, 2002 - Series A, NPFG Insured, Prerefunded to 03/01/12 @100, Collateral: U.S. Government Securities
1,105,000	5.250%, 03/01/15	NR/AA	1,192,229
1,205,000	5.250%, 03/01/16	NR/AA	1,300,123
1,000,000	5.250%, 03/01/18	NR/AA	1,078,940
1,750,000	5.250%, 03/01/19	NR/AA	1,888,145
1,000,000	5.000%, 03/01/20	NR/AA	1,074,830

	County of Maui, Hawaii , Series B, NPFG FGIC Insured
1,065,000	5.250%, 03/01/11	Aa1/AA	1,096,993

	County of Maui, Hawaii , Series C, NPFG FGIC Insured
1,020,000	5.250%, 03/01/16	Aa1/AA	1,042,236
1,250,000	5.250%, 03/01/20	Aa1/AA	1,273,713

	Puerto Rico Commonwealth Refunding Public Improvement Series A
5,000,000	5.000%, 07/01/10	A3/BBB-	5,000,377

	Puerto Rico Commonwealth Public Improvement, NPFG Insured, Econ. Defeased to call, 07/01/10 @100, Collateral: Government Obligations
1,800,000	5.250%, 07/01/13	A3/A	1,800,000

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa1/AA	7,216,437

	State of Hawaii, Prerefunded to 08/01/11 @100
3,230,000	5.250%, 08/01/21	Aa1/AA	3,399,155

	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa1/AAA	1,132,835

	State of Hawaii, Prerefunded to 05/01/18 @ 100
715,000	5.000%, 05/01/19	Aa2/NR	847,354

	State of Hawaii, AGM Insured
1,450,000	5.500%, 02/01/21	Aa1/AAA	1,546,164

	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa1/AA	5,670,350

	State of Hawaii, NPFG Insured
3,895,000	5.000%, 08/01/20	Aa2/AA	4,025,560
1,770,000	5.250%, 08/01/21	Aa2/AA	1,830,923

	State of Hawaii, NPFG FGIC Insured
2,330,000	6.000%, 12/01/12	Aa1/AA	2,621,926

	State of Hawaii, NPFG Insured
5,000,000	5.000%, 10/01/22	Aa1/AA	5,392,750

	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa1/AA	3,942,794
3,500,000	6.000%, 10/01/12	Aa1/AA	3,910,795

	State of Hawaii,
	Series CA, NPFG FGIC Insured
2,000,000	5.750%, 01/01/11	Aa2/AA	2,052,500

	State of Hawaii,
	Series CH
1,000,000	4.750%, 11/01/11	Aa1/AA	1,056,360

	State of Hawaii, Series CL, NPFG FGIC Insured
2,305,000	6.000%, 03/01/11	Aa1/AA	2,390,285

	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa1/AA	3,689,760

	State of Hawaii, Series CU, Prerefunded to10/01/10 @100, NPFG Insured, Collateral: State & Local Government Series 100%
3,000,000	5.600%, 10/01/19	NR/AA	3,037,260

	State of Hawaii , Series CV, Prerefunded to 08/01/11 @100
7,105,000	5.000%, 08/01/20	Aa1/AA	7,458,119

	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa1/AA	1,047,044

	State of Hawaii , Series CX, AGM Insured, Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa1/AAA	9,413,315

	State of Hawaii , Series CX, AGM Insured, Unrefunded Balance
3,075,000	5.500%, 02/01/16	Aa1/AAA	3,290,404

	State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
2,000,000	5.250%, 07/01/15	Aa1/AAA	2,186,680

	State of Hawaii,
	Series CZ, AGM Insured
	Prerefunded to 07/01/12 @100, Collateral: U.S. Government Securities
3,000,000	5.250%, 07/01/17	Aa1/AA	3,280,020

	State of Hawaii, Series DD, NPFG Insured
5,000,000	5.250%, 05/01/23	Aa1/AA	5,427,400

	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa1/AA	17,369,600
2,500,000	5.000%, 10/01/24	Aa1/AA	2,668,650

	State of Hawaii, Series DF, AMBAC Insured
3,500,000	5.000%, 07/01/18	Aa1/AA	3,890,425
10,000,000	5.000%, 07/01/22	Aa1/AA	10,890,800
5,000,000	5.000%, 07/01/23	Aa1/AA	5,409,350
10,000,000	5.000%, 07/01/24	Aa1/AA	10,761,400
5,000,000	5.000%, 07/01/25	Aa1/AA	5,364,050

	State of Hawaii, Series DG, AMBAC Insured, Refunding
2,000,000	5.000%, 07/01/17	Aa1/AA	2,248,000

	State of Hawaii, Series DI, AGM Insured
5,000,000	5.000%, 03/01/20	Aa1/AAA	5,540,900
2,750,000	5.000%, 03/01/21	Aa1/AAA	3,026,403
5,000,000	5.000%, 03/01/22	Aa1/AAA	5,464,500

	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AA	5,477,750

	State of Hawaii, Series DJ, AGM-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AAA	5,477,750

	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa1/AA	5,403,150

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa1/AA	11,146,700

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa1/AA	6,712,593

	Total General Obligation Bonds		487,481,350

Revenue Bonds (35.0%):

	Board of Regents, University of Hawaii, University System, Series A, FGIC Insured, Prerefunded to 07/15/12 @100, Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19	Aa2/A+	2,200,360
2,000,000	5.500%, 07/15/21	Aa2/A+	2,200,360
2,000,000	5.500%, 07/15/22	Aa2/A+	2,200,360
3,000,000	5.500%, 07/15/29	Aa2/A+	3,300,540

	Board of Regents, University of Hawaii, University System, Series B, AGM Insured
1,110,000	5.250%, 10/01/12	Aa3/AAA	1,165,822
1,000,000	5.250%, 10/01/13	Aa3/AAA	1,044,980
1,140,000	5.250%, 10/01/14	Aa3/AAA	1,190,411
1,395,000	5.250%, 10/01/15	Aa3/AAA	1,445,680

	City and County of Honolulu, Hawaii Board of Water Supply & System, AGM Insured, Prerefunded to 07/01/11 @100, Collateral: U.S. Government Securities
1,490,000	5.125%, 07/01/21	Aa2/AAA	1,560,894
5,450,000	5.250%, 07/01/23	Aa2/AAA	5,716,015

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, NPFG Insured
5,000,000	5.000%, 07/01/26	Aa2/AA	5,346,150

	City and County of Honolulu, Hawaii Wastewater Systems, NPFG Insured
5,000,000	5.000%, 07/01/32	Aa3/NR***	5,166,950

	City and County of Honolulu, Hawaii Wastewater Systems, Series A, NPFG FGIC Insured
1,825,000	5.000%, 07/01/22	Aa2/AA-	1,968,299

	City and County of Honolulu, Hawaii
	Wastewater Systems,
	Senior Series, AMBAC Insured
1,810,000	5.500%, 07/01/11	Aa2/NR***	1,900,210

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, AGM Insured, Unrefunded Balance
1,510,000	5.125%, 07/01/21	Aa2/AAA	1,545,983

	City and County of Honolulu, Hawaii Wastewater Systems, Senior Series A, NPFG FGIC Insured
3,370,000	5.000%, 07/01/18	Aa2/AA-	3,760,954
2,000,000	5.000%, 07/01/24	Aa2/AA-	2,135,220

	City and County of Honolulu, Hawaii Wastewater Systems, First Bond Resolution, Series SR, Prerefunded to 07/01/11 @100, Collateral: State & Local Government Series 100%
1,065,000	5.500%, 07/01/16	Aa2/NR***	1,119,049
3,000,000	5.500%, 07/01/17	Aa2/NR***	3,152,250
2,310,000	5.500%, 07/01/18	Aa2/NR***	2,427,233
2,000,000	5.250%, 07/01/19	Aa2/NR***	2,096,600

	City and County of Honolulu, Hawaii Wastewater System First Bond Resolution, Senior Series A, NPFG Insured
1,000,000	5.000%, 07/01/36	Aa2/AA-	1,035,530

	City and County of Honolulu, Hawaii Wastewater System Second Bond, Junior B-1 Remarket 09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	Aa3/NR***	1,492,840
1,935,000	5.000%, 07/01/19	Aa3/NR***	2,133,338
2,035,000	5.000%, 07/01/20	Aa3/NR***	2,223,828

	City and County of Honolulu, Hawaii Water, NPFG FGIC Insured
2,545,000	4.750%, 07/01/19	Aa2/AA	2,690,549

	Hawaii State Department of Budget and Finance Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
4,120,000	6.400%, 07/01/13	A3/BBB+	4,150,241

	Hawaii State Department of Budget and Finance Special Purpose Revenue PAC Health, Series B, LOC: Bank of Nova Scotia VRDO*, weekly reset
9,000,000	0.220%, 07/01/33	VMIG1/AAA	9,000,000

	Hawaii State Department of Budget and Finance Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
19,900,000	0.250%, 07/01/29	VMIG1/A-1	19,900,000

	Hawaii State Department of Budget and Finance Special Purpose Revenue Refunding, The Queens Health System, Series B, VRDO* weekly reset
3,500,000	0.220%, 07/01/29	VMIG1/A-1	3,500,000

	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series A,
	AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB	5,029,595

	Hawaii State Department of Budget and Finance Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A, NPFG Insured
4,125,000	4.950%, 04/01/12	Baa1/A	4,318,504

	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric
	Company, Inc. and Subsidiaries
	Projects), Series A-AMT, NPFG Insured
5,700,000	5.650%, 10/01/27	Baa1/A	5,775,012

	Hawaii State Department of Budget & Finance, Special Purpose Revenue (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB	1,006,250

	Hawaii State Department of Budget and Finance Special Purpose Revenue (Hawaiian Electric Company, Inc., and Subsidiaries Projects), Series B-AMT, Syncora Guarantee, Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB	992,660

	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series
	D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB	2,507,700

	Hawaii State Department of Budget and Finance Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,145,859

	Hawaii State Department of Hawaiian Home Lands
605,000	4.000%, 04/01/11	A1/NR****	613,561
575,000	4.000%, 04/01/12	A1/NR****	590,537
730,000	4.500%, 04/01/14	A1/NR****	763,923
500,000	5.000%, 04/01/15	A1/NR****	530,430
715,000	5.000%, 04/01/17	A1/NR****	749,492
1,000,000	5.500%, 04/01/20	A1/NR****	1,065,550

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA-	2,785,418
2,800,000	5.000%, 07/01/22	Aa2/AA-	3,148,992
3,300,000	5.000%, 07/01/23	Aa2/AA-	3,678,807
2,500,000	5.000%, 07/01/24	Aa2/AA-	2,754,575

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 2nd Board Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/A+	1,243,935
1,000,000	4.000%, 07/01/14	Aa3/A+	1,087,470
1,000,000	5.000%, 07/01/20	Aa2/AA-	1,141,280
1,030,000	5.000%, 07/01/22	Aa3/A+	1,141,539

	Illinois Finance Authority Revenue University Chicago VRDO* weekly reset
5,000,000	0.100%, 08/01/43	VMIG1/A-1	5,000,000

	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	A3/BBB	1,056,470

	Puerto Rico Commonwealth Public
	Finance Corporation Revenue Bonds, Series
	A, Prerefunded to 08/01/11 @100,
	NPFG Insured, Collateral: 38% U.S. Treasury; 62% U.S. Government Securities
5,000,000	5.500%, 08/01/17	Aaa/A	5,256,900

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ, Syncora Guarantee, Inc. Insured
3,195,000	5.500%, 07/01/16	A3/BBB+	3,573,959

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	5,061,700

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,067,300

	State of Hawaii Airport System,
	AMT, NPFG FGIC Insured
7,425,000	5.750%, 07/01/13	A2/A	7,752,146
4,000,000	5.750%, 07/01/17	A2/A	4,132,960
11,000,000	5.625%, 07/01/18	A2/A	11,336,050
6,000,000	5.250%, 07/01/21	A2/A	6,082,800

	State of Hawaii Airport System,
	AMT, Second Series,
	Escrowed to Maturity, NPFG Insured, Collateral: U.S. Government Securities
4,125,000	6.900%, 07/01/12	NR/AAA	4,349,276

	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A-	2,039,640
3,000,000	5.000%, 07/01/22	A2/A-	3,242,400

	State of Hawaii Airport System,
	Series B-AMT, NPFG FGIC Insured
3,000,000	8.000%, 07/01/10	A2/A	3,000,541

	State of Hawaii Harbor Capital
	Improvement Revenue, Series
	B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,107,730

	State of Hawaii Harbor System Revenue,
	Series A-AMT, AGM Insured
2,000,000	5.250%, 07/01/15	Aa3/AAA	2,202,080
2,000,000	5.750%, 07/01/17	Aa3/AAA	2,045,840
2,215,000	5.250%, 07/01/17	Aa3/AAA	2,421,792
1,500,000	5.900%, 07/01/21	Aa3/AAA	1,535,160

	State of Hawaii Harbor System Revenue, Series A-AMT
2,415,000	4.750%, 01/01/11	A2/A+	2,457,383

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,166,320
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,175,490
5,000,000	5.500%, 07/01/18	Aa2/AA+	5,995,700
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,192,016

	State of Hawaii Highway Revenue Prerefunded to 07/01/11 @100, AGM Insured, Collateral: State & Local Government Series 100%
1,530,000	5.375%, 07/01/14	Aa2/AAA	1,606,561
2,720,000	5.500%, 07/01/19	Aa2/AAA	2,720,000
1,110,000	5.500%, 07/01/20	Aa2/AAA	1,110,000
2,000,000	5.375%, 07/01/20	Aa2/AAA	2,100,080

	State of Hawaii Highway Revenue, Series A, AGM Insured
1,000,000	5.000%, 07/01/20	Aa2/AAA	1,092,950
2,000,000	5.000%, 07/01/22	Aa2/AAA	2,157,040

	State of Hawaii Highway Revenue, Series B, AGM Insured
2,000,000	5.000%, 07/01/16	Aa2/AAA	2,263,080

	State of Hawaii Housing Finance and Development
	Corporation Single
	Family Mortgage,
	Series B, FNMA Insured
4,840,000	5.450%, 07/01/17	Aaa/AAA	4,842,662
5,720,000	5.300%, 07/01/28	Aaa/AAA	5,721,087

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series A-AMT, FNMA Insured
2,380,000	5.300%, 07/01/22	Aaa/AAA	2,408,108
8,505,000	5.400%, 07/01/29	Aaa/AAA	8,507,637
1,510,000	5.750%, 07/01/30	Aaa/AAA	1,510,166
730,000	5.400%, 07/01/30	Aaa/AAA	730,161

	University of Hawaii Revenue, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,053,030

	University of Hawaii Revenue
2,725,000	5.500%, 10/01/22	Aa2/A+	3,076,035

	University of Hawaii Revenue, AGM-ICC NPFG Insured
2,000,000	5.000%, 10/01/23	Aa2/AAA	2,149,260

	University of Hawaii University System Revenue, FGIC Insured, Prerefunded to 07/12/12 @100 Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32	Aa2/A+	1,802,856

	University of Hawaii NPFG Insured
5,000,000	5.000%, 07/15/21	Aa2/A+	5,373,250

	Total Revenue Bonds		282,317,351

Bond Anticipation Notes (2.4%):

	County of Hawaii
10,000,000	1.100%, 08/11/10	NR/NR**	10,008,193
5,000,000	1.100%, 08/11/10	NR/NR**	5,004,097
4,000,000	1.180%, 08/11/10	NR/NR**	4,003,635

	Total Bond Anticipation Notes		19,015,925

	Total Investments (cost $755,951,028-note b) - 97.8%		788,814,626
	Other assets less liabilities - 2.2%		18,069,669
	NET ASSETS - 100.0%		$806,884,295

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

*** Fitch rating- AA

**** Fitch rating- A

Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa or #Aaa or VMIG1	7.8%
	Prerefunded bonds †† / Escrowed to Maturity bonds	16.7
	Aa of Moody's	61.1
	A of Moody's	8.3
	Baa of Moody's	3.1
	Not rated**	3.0
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AMBAC	American Municipal Bond Assurance Corporation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $755,951,028 amounted to $32,863,598 which consisted of aggregate gross unrealized appreciation of $33,039,130 and aggregate gross unrealized depreciation of $175,532.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	$788,814,626
Level 3 – Significant Unobservable Inputs	$-
Total	$788,814,626

+ See schedule of investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 23, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer August 23, 2010